Fair Value Measurements: Schedule of segregated financial assets that are measured at fair value on a recurring basis (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of segregated financial assets that are measured at fair value on a recurring basis:
Schedule of segregated financial assets that are measured at fair value on a recurring basis

December 31, 2011	Level 1	Level 2	Level 3	Fair Value Measurements
Assets:
Available-for-sale securities	2,923	–	–	2,923
Total assets	2,923	–	–	2,923
Liabilities:
Contingent liability	–	–	(23,759)	(23,759)
Swap transaction	–	(20,784)	–	(20,784)
Total liabilities	–	(20,784)	(23,759)	(44,543)
December 31, 2010	Level 1	Level 2	Level 3	Fair Value Measurements
Assets:
Available-for-sale securities	5,512	–	–	5,512
Total assets	5,512	–	–	5,512
Liabilities:
Contingent liability	–	–	(21,999)	(21,999)
Total liabilities	–	–	(21,999)	(21,999)